Significant Accounting Policies - Schedule of Third-Party Payment Channels Accounting Receivables (Detail) (Accounts Receivable [Member], Credit Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Third-party Payment Channel A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	69.00%
Third-party Payment Channel B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	34.00%	24.00%
Third-party Payment Channel C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.00%	6.00%